Document and Entity Information	0 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2012
Registrant Name	MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Central Index Key	0000063090
Amendment Flag	false
Document Creation Date	Mar. 27, 2013
Document Effective Date	Mar. 30, 2013
Prospectus Date	Mar. 30, 2013
Massachusetts Investors Growth Stock Fund | Massachusetts Investors Growth Stock Fund | A
Risk/Return:
Trading Symbol	MIGFX
Massachusetts Investors Growth Stock Fund | Massachusetts Investors Growth Stock Fund | R3
Risk/Return:
Trading Symbol	MIGHX
Massachusetts Investors Growth Stock Fund | Massachusetts Investors Growth Stock Fund | R4
Risk/Return:
Trading Symbol	MIGKX
Massachusetts Investors Growth Stock Fund | Massachusetts Investors Growth Stock Fund | 529A
Risk/Return:
Trading Symbol	EISTX
Massachusetts Investors Growth Stock Fund | Massachusetts Investors Growth Stock Fund | 529B
Risk/Return:
Trading Symbol	EMIVX
Massachusetts Investors Growth Stock Fund | Massachusetts Investors Growth Stock Fund | 529C
Risk/Return:
Trading Symbol	EMICX
Massachusetts Investors Growth Stock Fund | Massachusetts Investors Growth Stock Fund | B
Risk/Return:
Trading Symbol	MIGBX
Massachusetts Investors Growth Stock Fund | Massachusetts Investors Growth Stock Fund | C
Risk/Return:
Trading Symbol	MIGDX
Massachusetts Investors Growth Stock Fund | Massachusetts Investors Growth Stock Fund | I
Risk/Return:
Trading Symbol	MGTIX
Massachusetts Investors Growth Stock Fund | Massachusetts Investors Growth Stock Fund | R1
Risk/Return:
Trading Symbol	MIGMX
Massachusetts Investors Growth Stock Fund | Massachusetts Investors Growth Stock Fund | R2
Risk/Return:
Trading Symbol	MIRGX
Massachusetts Investors Growth Stock Fund | Massachusetts Investors Growth Stock Fund | R5
Risk/Return:
Trading Symbol	MIGNX